UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-228112-07

Central Index Key Number of the issuing entity: 0001821685

World Omni Select Auto Trust 2020-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-228112

Central Index Key Number of the depositor: 0001083199

World Omni Auto Receivables LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001004150

World Omni Financial Corp.

(Exact name of sponsor as specified in its charter)

Peter Sheptak, Assistant Secretary, (954) 429-2174

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Exhibit Index

Exhibit Description

Exhibit 102 Asset Data File (September Collection Period)

Exhibit 103 Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

WORLD OMNI SELECT AUTO TRUST 2020-A
(Issuing Entity)

		By:	World Omni Financial Corp.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date:	October 23, 2020	By:	/s/ Ronald J. Virtue
Ronald J. Virtue
Assistant Treasurer